Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS
Cash	$ 25,422,664	$ 26,563,255
Financial institutions and Correspondents	(620,389)	(1,364,962)
Debt Securities at fair value through profit or loss	54,982,465	7,725,991
Derivative instruments	989,478	838,493
Other financial entities	1,839,258	5,418,127
Other financial assets	18,886,290	8,391,566
To the non-financial government Sector	5,690,072	15,018,591
Other debt securities	209,118,933	87,828,945
Financial assets delivered as guarantee	14,292,358	14,530,739
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
FINANCIAL LIABILITIES
Derivative instruments	230	1,046,556
Other financial institutions	618,572	1,364,825
Other financial liabilities	49,215,887	30,181,836
Financing received from Central Bank and other financial entities	949,506	3,165,822
Issued corporate bonds	5,765,236	10,929,911
Subordinated corporate bonds	48,422,080	49,125,434
TOTAL FINANCIAL LIABILITIES	598,581,257	456,764,409
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits From the non financial government sector	73,565,424	23,906,675
From the financial sector	696,415	427,702
Other financial institutions	618,572	1,364,825
Other financial liabilities	49,215,887	30,181,836
Financing received from Central Bank and other financial entities	919,103	3,057,451
Issued corporate bonds	4,926,901	7,521,820
Subordinated corporate bonds	34,300,292	33,098,040
TOTAL FINANCIAL LIABILITIES	578,722,118	433,090,414
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES
Derivative instruments	230	1,046,556
TOTAL FINANCIAL LIABILITIES	230	1,046,556
Amortized cost [member]
FINANCIAL ASSETS
Cash	25,422,664	26,563,255
Financial institutions and Correspondents	104,539,560	110,498,075
Other	5,262	5,100
Other financial entities		1,481,096
Central Bank of the Argentine Republic	39,421,705
Other financial assets	18,280,848	7,889,031
To the non-financial government Sector	3,614,614	8,781,948
Other financial institutions	1,824,600	5,380,555
Other debt securities	31,113,789	24,004,210
Financial assets delivered as guarantee	13,596,610	14,530,739
TOTAL FINANCIAL ASSETS	489,801,633	485,703,095
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	178,005,144	63,824,735
Financial assets delivered as guarantee	695,748
TOTAL FINANCIAL ASSETS	178,700,892	63,824,735
Fair value with changes in P/L [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	54,982,465	7,725,991
Derivative instruments	989,478	838,493
Other financial assets	605,442	502,535
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
TOTAL FINANCIAL ASSETS	61,795,684	12,629,446
Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	65,401,102	54,625,032
Savings account [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	138,844,482	123,517,591
Time deposits and Investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	181,767,558	144,401,841
Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	28,466,382	10,987,601
Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	17,611,869	56,276,823
Document [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	27,339,195	28,085,343
Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	25,410,608	28,053,169
Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	3,325,554	5,536,821
Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	70,258,760	77,326,738
Credit card [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	64,266,490	57,392,877
Financial Leases [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	118,562	312,495
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	43,650,943	33,584,820
Level 1 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	54,604,015	6,543,684
Derivative instruments		43,012
Other financial assets	579,263	471,221
Other debt securities	115,417,483	50,355,730
Financial assets delivered as guarantee	695,748
Equity Instruments at fair value through profit or loss	9,855	12,842
TOTAL FINANCIAL ASSETS	171,306,364	57,426,489
FINANCIAL LIABILITIES
Derivative instruments	230
Other financial institutions	618,572	1,364,825
Other financial liabilities	47,879,138	28,680,171
TOTAL FINANCIAL LIABILITIES	230
Level 2 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	6	72,681
Derivative instruments	7,232	25,991
Other debt securities	62,587,661	13,469,005
TOTAL FINANCIAL ASSETS	62,594,899	13,567,677
FINANCIAL LIABILITIES
Derivative instruments		1,046,556
Other financial liabilities	1,331,299	1,489,374
TOTAL FINANCIAL LIABILITIES		1,046,556
Level 3 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	378,444	1,109,626
Derivative instruments	982,246	769,490
Other financial assets	26,179	31,314
Equity Instruments at fair value through profit or loss	5,208,444	3,549,585
TOTAL FINANCIAL ASSETS	$ 6,595,313	$ 5,460,015